REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Long-Lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Property and equipment, net	$ 44,343	$ 41,278
Customer Interactions Solutions [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	25,235	24,247
Security Solutions [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	6,360	5,941
Financial Crime and Compliance Solutions [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	7,629	7,157
Non-Allocated [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 5,119	$ 3,933